Business Combination (Details) - Schedule of Acquisition in Purchase Price Allocation Depreciation and Amortization (Parentheticals)	6 Months Ended
Jun. 30, 2024 shares
HNRA Class A Common Shares for Option Agreement [Member]
Business Acquisition [Line Items]
Number of shares issued	10,000
HNRA Class A Common Shares [Member]
Business Acquisition [Line Items]
Number of shares issued	200,000
OpCo Class B Units [Member]
Business Acquisition [Line Items]
Number of shares issued	1,800,000
OpCo Preferred Units [Member]
Business Acquisition [Line Items]
Number of shares issued	1,500,000